Schedule of Investments
May 31, 2024
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–78.79%
AMSR Trust,
Series 2021-SFR4, Class D, 2.77%, 12/17/2038(a)	$1,500,000	$1,356,630
Series 2023-SFR2, Class C, 3.95%, 06/17/2040(a)	4,000,000	3,670,222
Angel Oak Mortgage Trust,
Series 2022-2, Class M1, 4.12%, 01/25/2067(a)(b)	5,893,000	4,559,264
Series 2024-2, Class A1, 5.99%, 01/25/2069(a)(c)	1,943,739	1,935,306
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2023-1A, Class B, 6.08%, 04/20/2029(a)	2,000,000	2,013,236
Series 2023-4A, Class C, 7.24%, 06/20/2029(a)	3,000,000	3,085,268
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.74%, 09/15/2048(d)	14,027,451	91,505
Bank,
Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	4,302,000	4,000,392
Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,252,695
Series 2019-BN16, Class AS, 4.27%, 02/15/2052	2,639,000	2,450,120
Series 2021-BN31, Class A1, 0.46%, 02/15/2054	23,911	23,219
BBCMS Mortgage Trust,
Series 2018-C2, Class C, 4.97%, 12/15/2051(b)	2,500,000	2,198,234
Series 2022-C15, Class AS, 3.75%, 04/15/2055(b)	800,000	677,655
Series 2023-C22, Class AS, 7.13%, 11/15/2056(b)	3,000,000	3,335,365
Series 2024-C24, Class AS, 5.87%, 02/15/2057	2,000,000	2,028,801
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 4.92%, 01/25/2035(b)	217,115	203,439
Benchmark Mortgage Trust,
Series 2021-B28, Class AS, 2.43%, 08/15/2054	3,200,000	2,545,208
Series 2022-B37, Class AS, 5.75%, 11/15/2055(b)	4,000,000	4,026,813
Series 2023-B40, Class AS, 6.59%, 12/15/2056	2,000,000	2,118,841
Series 2023-V3, Class AS, 7.10%, 07/15/2056(b)	4,000,000	4,172,484
Series 2024-V5, Class AM, 6.42%, 01/10/2057(b)	1,900,000	1,947,990
BMO Mortgage Trust, Series 2024-5C4, Class A3, 6.53%, 05/15/2057(b)	1,066,000	1,113,728
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 6.38% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)(e)	1,300,000	1,292,249
Principal Amount		Value
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	$4,517,000	$1,627,905
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(b)	888,664	782,890
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(b)	1,270,742	1,115,123
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(a)(c)	3,801,700	3,791,244
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class AS, 4.41%, 06/10/2051(b)	3,000,000	2,846,886
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	322,807	308,073
Commonbond Student Loan Trust, Series 2020-1, Class A, 1.69%, 10/25/2051(a)	2,093,737	1,838,848
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(b)	4,000,000	3,557,662
Series 2022-ATH3, Class A3, 6.57%, 08/25/2067(a)(b)	3,516,834	3,483,457
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 3.92%, 01/15/2049(a)(b)	3,000,000	1,948,772
Series 2018-CX11, Class A4, 3.77%, 04/15/2051	530,000	508,172
Series 2018-CX11, Class A5, 4.03%, 04/15/2051(b)	550,000	523,258
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051(a)	1,111,500	915,200
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(a)(c)	3,438,344	3,359,091
ELM Trust, Series 2024-ELM, Class A10, 5.80%, 06/10/2027(a)(b)	1,200,000	1,199,341
Empower CLO Ltd., Series 2022-1A, Class A1, 7.52% (3 mo. Term SOFR + 2.20%), 10/20/2034(a)(e)	2,500,000	2,513,270
FIVE Mortgage Trust, Series 2023-V1, Class XA, IO, 0.68%, 02/10/2056(d)	56,018,214	1,216,368
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.46%, 09/25/2048(a)(b)	1,463,822	1,315,351
Series 2018-5, Class B2, 4.46%, 09/25/2048(a)(b)	1,754,004	1,563,841
Series 2018-6RR, Class B2, 4.94%, 10/25/2048(a)(b)	2,601,683	2,409,078
Series 2018-6RR, Class B3, 4.94%, 10/25/2048(a)(b)	2,601,683	2,386,956
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(a)	4,000,000	4,047,402

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	$5,480,000	$4,735,965
GCAT Trust, Series 2023-NQM2, Class M1, 6.98%, 11/25/2067(a)(b)	2,781,000	2,787,695
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, 05/10/2050(b)	2,774,000	2,143,372
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	2,500,000	2,496,747
Hertz Vehicle Financing LLC,
Series 2022-2A, Class B, 2.65%, 06/26/2028(a)	1,000,000	903,896
Series 2022-2A, Class C, 2.95%, 06/26/2028(a)	1,500,000	1,350,734
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.84% (1 mo. Term SOFR + 1.54%), 05/15/2037(a)(e)	1,750,000	1,754,985
Homeward Opportunities Fund Trust,
Series 2022-1, Class M1, 5.08%, 07/25/2067(a)(c)	3,535,658	3,425,104
Series 2022-1, Class M1, 5.04%, 07/25/2067(a)(b)	2,878,000	2,661,487
HPEFS Equipment Trust,
Series 2023-2A, Class D, 6.97%, 07/21/2031(a)	1,500,000	1,523,731
Series 2024-1A, Class D, 5.82%, 11/20/2031(a)	2,500,000	2,494,963
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067(a)(b)	7,053,000	5,455,704
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	1,953,845	1,502,368
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53%, 06/15/2050	100,000	93,850
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A3, 7.53%, 09/25/2068(a)(c)	2,321,892	2,349,957
MSWF Commercial Mortgage Trust, Series 2023-1, Class A2, 6.45%, 05/15/2056	2,000,000	2,042,651
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 04/25/2029(a)	2,000,000	1,998,706
OBX Trust,
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(a)(c)	5,281,031	5,185,556
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(c)	1,089,737	1,074,931
Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(b)	2,863,230	2,847,075
Series 2024-NQM5, Class A1, 5.99%, 12/01/2064(a)(c)	1,450,540	1,445,195
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 04/17/2038(a)	2,000,000	1,850,304
PRPM Trust, Series 2023-NQM3, Class A3, 6.98%, 11/25/2068(a)(c)	2,785,191	2,775,505
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(a)	2,992,500	3,131,207
Principal Amount		Value
Rad CLO 18 Ltd., Series 2023-18A, Class B, 7.88% (3 mo. Term SOFR + 2.55%), 04/15/2036(a)(e)	$2,500,000	$2,521,395
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	2,979,057
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	2,481,070	1,910,324
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	2,447,426	2,368,162
SG Residential Mortgage Trust, Series 2022-1, Class M1, 3.97%, 03/27/2062(a)(b)	4,000,000	3,087,050
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	2,021,250	1,910,269
Stack Infrastructure Issuer, LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	2,500,000	2,487,728
STAR Trust, Series 2022-SFR3, Class D, 7.87% (1 mo. Term SOFR + 2.55%), 05/17/2039(a)(e)	2,000,000	1,977,591
Subway Funding LLC, Series 2024-1A, Class A2I, 6.27%, 07/30/2054(a)	865,000	868,071
Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.54%, 08/25/2051(a)	982,500	802,349
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	2,223,765	2,128,491
Series 2021-1A, Class B, 2.52%, 02/20/2046(a)	1,914,630	1,674,975
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	3,390,000	2,995,773
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(a)	4,000,000	3,919,993
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051(b)	4,633,000	4,249,826
Verus Securitization Trust,
Series 2022-INV2, Class A3, 6.79%, 10/25/2067(a)(c)	1,550,056	1,546,646
Series 2023-1, Class A3, 6.90%, 12/25/2067(a)(c)	1,814,965	1,819,031
Series 2023-INV2, Class A3, 7.08%, 08/25/2068(a)(c)	2,202,109	2,206,821
Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	2,100,000	1,982,507
Voya CLO Ltd., Series 2014-1A, Class CR2, 8.39% (3 mo. Term SOFR + 3.06%), 04/18/2031(a)(e)	1,300,000	1,271,574
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS, 3.67%, 07/15/2050(b)	2,647,358	2,451,325
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	2,962,086
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(a)	1,120,239	1,048,096
Series 2021-1A, Class A2II, 2.78%, 06/15/2051(a)	1,361,498	1,129,322
Zaxbys Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(a)	565,000	572,691
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	$3,345,399	$2,946,554
Total Asset-Backed Securities (Cost $223,926,912)		209,206,247
U.S. Government Sponsored Agency Mortgage-Backed Securities–24.10%
Collateralized Mortgage Obligations–1.22%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(f)	12,631,925	1,566,365
Freddie Mac REMICs, IO, 2.50%, 09/25/2048(f)	14,026,788	1,678,885
		3,245,250
Federal Home Loan Mortgage Corp. (FHLMC)–4.25%
9.00%, 04/01/2025	1,102	1,102
9.50%, 04/01/2025	467	467
6.50%, 06/01/2029 to 08/01/2032	1,716	1,760
7.00%, 03/01/2032 to 05/01/2032	477	491
5.50%, 05/01/2053	6,742,426	6,651,891
6.00%, 06/01/2053	4,607,874	4,630,899
		11,286,610
Federal National Mortgage Association (FNMA)–3.57%
6.95%, 07/01/2025	2,956	2,944
6.50%, 01/01/2026 to 10/01/2036	2,193	2,247
7.00%, 06/01/2029	78	80
8.00%, 10/01/2029	9	10
6.00%, 06/01/2053	9,415,534	9,482,785
		9,488,066
Government National Mortgage Association (GNMA)–12.42%
6.50%, 08/15/2024 to 09/15/2032	2,434	2,436
8.00%, 09/15/2024 to 12/15/2030	161,083	166,573
6.95%, 07/20/2025 to 11/20/2026	13,939	13,928
7.00%, 01/15/2027 to 12/15/2036	191,226	192,283
8.50%, 01/15/2037	12,054	11,945
TBA, 4.50%, 06/01/2054(g)	7,430,000	7,025,821
5.00%, 06/01/2054(g)	13,550,000	13,152,693
5.50%, 06/01/2054(g)	12,500,000	12,401,024
		32,966,703
Uniform Mortgage-Backed Securities–2.64%
TBA, 4.00%, 06/01/2054(g)	7,730,000	7,015,817
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $64,325,634)		64,002,446

Agency Credit Risk Transfer Notes–5.56%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R07, Class 2M2, 8.57% (30 Day Average SOFR + 3.25%), 09/25/2043(a)(e)	2,500,000	2,623,613
Series 2023-R08, Class 1M2, 7.82% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(e)	785,000	813,237
Principal Amount		Value

Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 8.22% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(e)	$3,000,000	$3,123,004
Series 2022-DNA4, Class M1, STACR®, 8.67% (30 Day Average SOFR + 3.35%), 05/25/2042(a)(e)	1,000,000	1,052,247
Series 2022-DNA6, Class M1, STACR®, 9.02% (30 Day Average SOFR + 3.70%), 09/25/2042(a)(e)	2,250,000	2,397,343
Series 2023-DNA1, Class M1, STACR®, 8.42% (30 Day Average SOFR + 3.10%), 03/25/2043(a)(e)	3,000,000	3,163,169
Series 2023-HQA3, Class M2, STACR®, 8.67% (30 Day Average SOFR + 3.35%), 11/25/2043(a)(e)	1,500,000	1,587,071
Total Agency Credit Risk Transfer Notes (Cost $14,325,625)		14,759,684
Shares
Preferred Stocks–1.77%
Mortgage REITs–1.77%
Chimera Investment Corp., 7.75%, Series C, Pfd.(h)	26,638	608,678
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	68,689	1,581,221
Redwood Trust, Inc., 10.00%, Pfd.(h)	100,000	2,500,000
Total Preferred Stocks (Cost $4,788,595)		4,689,899
Principal Amount
U.S. Treasury Securities–1.50%
U.S. Treasury Bills–0.56%
5.27% - 5.28%, 09/05/2024(i)(j)	$1,520,000	1,499,302
U.S. Treasury Notes–0.94%
4.50%, 05/15/2027	1,250,000	1,244,190
4.63%, 04/30/2029	750,000	753,750
4.38%, 05/15/2034	500,000	495,586
		2,493,526
Total U.S. Treasury Securities (Cost $3,996,765)		3,992,828
Shares
Money Market Funds–3.80%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(k)(l)	6,047,206	6,047,206
Invesco Treasury Portfolio, Institutional Class, 5.22%(k)(l)	4,031,470	4,031,470
Total Money Market Funds (Cost $10,078,676)		10,078,676
TOTAL INVESTMENTS IN SECURITIES–115.52% (Cost $321,442,207)		306,729,780
OTHER ASSETS LESS LIABILITIES—(15.52)%		(41,204,502)
NET ASSETS–100.00%		$265,525,278
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Investment Abbreviations:
IO	– Interest Only
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $176,956,429, which represented 66.64% of the Fund’s Net Assets.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2024.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2024.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(h)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,451,992	$54,310,646	$(51,715,432)	$-	$-	$6,047,206	$64,666
Invesco Treasury Portfolio, Institutional Class	2,301,328	36,207,097	(34,476,955)	-	-	4,031,470	43,014
Total	$5,753,320	$90,517,743	$(86,192,387)	$-	$-	$10,078,676	$107,680

(l)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	136	September-2024	$14,388,375	$(10,926)	$(10,926)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	30	September-2024	(6,111,094)	(2,170)	(2,170)
U.S. Treasury 10 Year Notes	39	September-2024	(4,243,078)	(2,003)	(2,003)
U.S. Treasury 10 Year Ultra Notes	81	September-2024	(9,074,531)	37,793	37,793
U.S. Treasury Long Bonds	202	September-2024	(23,444,625)	(32,015)	(32,015)
U.S. Treasury Ultra Bonds	59	September-2024	(7,223,813)	(5,668)	(5,668)
Subtotal—Short Futures Contracts				(4,063)	(4,063)
Total Futures Contracts				$(14,989)	$(14,989)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$209,206,247	$—	$209,206,247
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	64,002,446	—	64,002,446
Agency Credit Risk Transfer Notes	—	14,759,684	—	14,759,684
Preferred Stocks	4,689,899	—	—	4,689,899
U.S. Treasury Securities	—	3,992,828	—	3,992,828
Money Market Funds	10,078,676	—	—	10,078,676
Total Investments in Securities	14,768,575	291,961,205	—	306,729,780
Other Investments - Assets*
Futures Contracts	37,793	—	—	37,793
Other Investments - Liabilities*
Futures Contracts	(52,782)	—	—	(52,782)
Total Other Investments	(14,989)	—	—	(14,989)
Total Investments	$14,753,586	$291,961,205	$—	$306,714,791

*	Unrealized appreciation (depreciation).
Invesco Income Fund